Foreign Exchange (Gain) Loss, Net	12 Months Ended
Dec. 31, 2020
Foreign Exchange Gains Losses [Abstract]
Foreign Exchange (Gain) Loss, Net

7. FOREIGN EXCHANGE (GAIN) LOSS, NET

For the years ended December 31,	2020	2019	2018
Unrealized Foreign Exchange (Gain) Loss on Translation of:
U.S. Dollar Debt Issued From Canada	(194)	(800)	602
Other	63	(27)	47
Unrealized Foreign Exchange (Gain) Loss	(131)	(827)	649
Realized Foreign Exchange (Gain) Loss	(50)	423	205
	(181)	(404)	854